Property and Equipment, Net - Schedule of property and equipment, net (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,184,924	$ 935,694
Less: accumulated depreciation	(350,141)	(132,587)
Property and equipment, net	834,783	803,107
Laptops and IT equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	216,535	82,437
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	711,930	618,314
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	45,370	42,375
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	208,031	$ 192,568
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,058